UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (38.7%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029	$874,562	$933,969
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	1,213,000	1,312,149
Ser. 07-2, Class A2, 5.634s, 2049	2,454,000	2,534,545
Ser. 06-4, Class A2, 5.522s, 2046	6,363,000	6,510,051
Ser. 07-1, Class XW, IO, 0.287s, 2049	11,420,734	160,898
Banc of America Commercial Mortgage, Inc. 144A
Ser. 07-5, Class XW, IO, 0.432s, 2051	23,230,662	488,048
Ser. 02-PB2, Class XC, IO, 0.747s, 2035	26,501,665	240,855
Ser. 04-4, Class XC, IO, 0.273s, 2042	18,415,966	301,573
Ser. 04-5, Class XC, IO, 0.21s, 2041	53,320,036	723,942
Ser. 06-5, Class XC, IO, 0.147s, 2016	81,329,630	1,190,763
Ser. 05-1, Class XW, IO, 0.097s, 2042	102,090,618	134,004
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.341s, 2022	409,000	209,933
FRB Ser. 05-MIB1, Class J, 1.391s, 2022	1,095,000	640,247
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	6,852,160	733,181
Ser. 04-2, IO, 2.97s, 2034	1,699,788	43,685
Ser. 05-1A, IO, 2.87s, 2035	2,784,069	102,175
Ser. 04-3, IO, 2.87s, 2035	2,028,829	67,560
Ser. 07-1, Class S, IO, 2.462s, 2037	8,354,375	690,907
Ser. 06-2A, IO, 2.416s, 2036	1,591,941	101,884
Ser. 06-4A, IO, 2.331s, 2036	1,279,725	109,672
Ser. 05-3A, IO, 2.15s, 2035	7,825,440	381,881
FRB Ser. 05-1A, Class A1, 0.629s, 2035	650,872	497,917
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.50s, 2032	379,000	322,267
Ser. 07-PW17, Class A3, 5.736s, 2050	15,217,000	16,088,478
Ser. 04-PR3I, Class X1, IO, 0.318s, 2041	9,557,355	154,217
Ser. 05-PWR9, Class X1, IO, 0.191s, 2042	29,594,101	225,803
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.684s, 2038	15,019,575	431,963
Ser. 06-PW14, Class X1, IO, 0.137s, 2038 (F)	16,152,507	258,107
Ser. 07-PW15, Class X1, IO, 0.105s, 2044	47,800,184	333,167
Ser. 05-PW10, Class X1, IO, 0.06s, 2040	63,744,654	28,685
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	1,431,400	5,816
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049	1,591,055	1,632,925
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.114s, 2049	96,454,421	1,281,879
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.477s, 2036	251,463	150,878
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
07-CD4, Class A2B, 5.205s, 2049	3,048,000	3,164,024
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.374s, 2049	20,946,681	361,540
Ser. 07-CD4, Class XC, IO, 0.094s, 2049	70,051,829	577,928
Ser. 06-CD2, Class X, IO, 0.085s, 2046	62,469,629	193,860
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	1,067,376	1,094,833
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	3,137,010
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.016s, 2017	1,301,000	1,328,366
Commercial Mortgage Pass-Through Certificates 144A
Ser. 03-LB1A, Class X1, IO, 1.55s, 2038 (F)	6,560,244	226,578
Ser. 05-LP5, Class XC, IO, 0.186s, 2043	31,724,199	297,024
Ser. 06-C8, Class XS, IO, 0.147s, 2046	47,340,198	500,399
Ser. 05-C6, Class XC, IO, 0.072s, 2044	42,942,924	242,344
Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	8,977,914	5,897,367
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,308,408	1,172,763
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.539s, 2035	53,836	39,838
FRB Ser. 05-HYB4, Class 2A1, 3.03s, 2035	2,673,524	1,938,305
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	368,148	335,014
IFB Ser. 05-R1, Class 1AS, IO, 5.561s, 2035	12,019,645	1,719,888
Ser. 04-R2, Class 1AS, IO, 5.558s, 2034	11,453,705	1,627,538
Ser. 06-R1, Class AS, IO, 5.537s, 2036	2,988,523	323,134
Ser. 05-R3, Class AS, IO, 5.456s, 2035	41,044,418	5,053,594
FRB Ser. 06-R2, Class AS, IO, 5.354s, 2036	6,050,546	657,997
Ser. 05-R2, Class 1AS, IO, 5.23s, 2035	24,867,463	3,285,114
FRB Ser. 04-R2, Class 1AF1, 0.749s, 2034	9,976,104	8,280,166
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.83s, 2039	4,383,000	4,591,640
FRB Ser. 07-C3, Class A2, 5.722s, 2039 (FWC)	1,524,000	1,579,768
Ser. 06-C5, Class AX, IO, 0.148s, 2039 (F)	30,719,766	452,189
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.126s, 2039	62,063,256	806,562
Ser. 07-C2, Class AX, IO, 0.108s, 2049 (F)	95,366,444	633,881
Ser. 07-C1, Class AX, IO, 0.098s, 2040 (F)	62,213,417	484,031
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.129s, 2017	188,000	82,156
FRB Ser. 06-A, Class C, 0.929s, 2017	553,000	293,256
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	576,115	576,691
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	39,000	40,713

Ser. 04-C3, Class A3, 4.302s, 2036	17,826	17,812
CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.739s, 2038	68,481,884	2,717,258
Ser. 02-CP3, Class AX, IO, 1.411s, 2035	28,694,108	648,986
FRB Ser. 04-TF2A, Class J, 1.291s, 2016	254,000	242,570
FRB Ser. 04-TF2A, Class H, 1.041s, 2019	495,000	485,100
Ser. 01-CK1, Class AY, IO, 0.733s, 2035	35,047,932	27,916
Ser. 04-C4, Class AX, IO, 0.385s, 2039	7,609,066	168,437
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	11,037,699	11,635,459
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.641s, 2031	137,820	2,376
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	776,957	778,982
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	2,093,707
Fannie Mae Ser. 10-67, Class BI, IO, 5 1/2s, 2025	18,438,230	2,143,536
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.771s, 2043	1,216,869	249,458
IFB Ser. T-56, Class 3ASI, IO, 7.171s, 2043	958,347	189,120
Ser. T-56, Class A, IO, 0.398s, 2043	16,161,701	349,515
Ser. T-56, Class 1, IO, zero %, 2043	19,518,431	156,924
Ser. T-56, Class 2, IO, zero %, 2043	6,859,037	512
Ser. T-56, Class 3, IO, zero %, 2043	5,593,240	40,590
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 49.73s, 2037	1,402,398	2,625,879
IFB Ser. 06-62, Class PS, 37.928s, 2036	2,661,197	4,791,714
IFB Ser. 07-30, Class FS, 28.305s, 2037	1,518,126	2,408,887
IFB Ser. 06-49, Class SE, 27.685s, 2036	2,833,493	4,486,099
IFB Ser. 05-25, Class PS, 26.714s, 2035	67,467	110,656
IFB Ser. 06-115, Class ES, 25.245s, 2036	1,004,478	1,538,408
IFB Ser. 06-8, Class HP, 23.361s, 2036	1,325,796	2,061,467
IFB Ser. 05-74, Class DM, 23.178s, 2035	1,210,288	1,841,877
IFB Ser. 05-45, Class DC, 23.105s, 2035	1,122,676	1,713,576
IFB Ser. 05-95, Class OP, 19.34s, 2035	612,823	890,530
IFB Ser. 05-106, Class JC, 19.105s, 2035	1,206,060	1,708,673
IFB Ser. 05-83, Class QP, 16.539s, 2034	312,132	422,861
IFB Ser. 03-W6, Class 5S, IO, 7.271s, 2042	6,352,416	1,282,308
IFB Ser. 04-17, Class ST, IO, 7.271s, 2034	111,701	23,222
IFB Ser. 06-24, Class QS, IO, 6.871s, 2036	2,609,458	486,742
IFB Ser. 04-24, Class CS, IO, 6.821s, 2034	2,709,760	492,018
IFB Ser. 04-60, Class SW, IO, 6.721s, 2034	3,742,873	664,397
IFB Ser. 03-130, Class BS, IO, 6.721s, 2033	109,898	15,117
IFB Ser. 03-76, Class SB, IO, 6.721s, 2033	31,747,258	4,818,472
IFB Ser. 03-34, Class WS, IO, 6.671s, 2029	438,602	47,882
IFB Ser. 05-48, Class SM, IO, 6.471s, 2034	2,031,306	282,352
IFB Ser. 07-54, Class CI, IO, 6.431s, 2037	1,391,078	214,938
IFB Ser. 07-58, Class SP, IO, 6.421s, 2037	1,513,160	261,549
IFB Ser. 07-28, Class SE, IO, 6.421s, 2037	1,448,010	222,672
IFB Ser. 07-24, Class SD, IO, 6.421s, 2037	5,673,649	811,332
IFB Ser. 05-90, Class GS, IO, 6.421s, 2035	207,126	33,238
IFB Ser. 05-90, Class SP, IO, 6.421s, 2035	6,671,947	946,161
IFB Ser. 05-17, Class ES, IO, 6.421s, 2035	1,542,123	239,906
IFB Ser. 07-30, Class IE, IO, 6.411s, 2037	4,367,852	807,790
IFB Ser. 06-123, Class CI, IO, 6.411s, 2037	3,165,402	496,430
IFB Ser. 06-36, Class SP, IO, 6.371s, 2036	2,975,255	393,963
IFB Ser. 06-23, Class SP, IO, 6.371s, 2036	4,855,738	763,759
IFB Ser. 06-16, Class SM, IO, 6.371s, 2036	1,244,535	210,576
IFB Ser. 05-95, Class CI, IO, 6.371s, 2035	2,100,742	345,383
IFB Ser. 05-84, Class SG, IO, 6.371s, 2035	3,251,507	553,569
IFB Ser. 06-3, Class SB, IO, 6.371s, 2035	7,561,696	1,299,553
IFB Ser. 05-23, Class SG, IO, 6.371s, 2035	2,491,180	442,645
IFB Ser. 05-17, Class SA, IO, 6.371s, 2035	2,135,429	341,718
IFB Ser. 05-17, Class SE, IO, 6.371s, 2035	2,404,232	438,080
IFB Ser. 05-57, Class DI, IO, 6.371s, 2035	5,873,332	754,390
IFB Ser. 05-5, Class SD, IO, 6.371s, 2035	8,452,940	1,252,388
IFB Ser. 04-92, Class S, IO, 6.371s, 2034	137,646	18,674
IFB Ser. 06-128, Class GS, IO, 6.351s, 2037	1,546,092	234,893
IFB Ser. 05-73, Class SD, IO, 6.351s, 2035	283,052	52,138
IFB Ser. 06-116, Class LS, IO, 6.321s, 2036	160,039	24,646
IFB Ser. 04-92, Class SQ, IO, 6.321s, 2034	110,423	18,850
IFB Ser. 06-109, Class SH, IO, 6.291s, 2036	1,816,287	320,099
IFB Ser. 06-111, Class SA, IO, 6.291s, 2036	485,369	77,902
IFB Ser. 06-104, Class IC, IO, 6.271s, 2036	5,212,442	821,741
IFB Ser. 06-103, Class SB, IO, 6.271s, 2036	4,222,907	583,504
IFB Ser. 06-8, Class JH, IO, 6.271s, 2036	5,856,315	965,706
IFB Ser. 09-12, Class CI, IO, 6.271s, 2036	15,654,969	2,582,757
IFB Ser. 05-122, Class SG, IO, 6.271s, 2035	1,229,730	198,036
IFB Ser. 05-122, Class SW, IO, 6.271s, 2035	1,637,207	252,916
IFB Ser. 06-17, Class SI, IO, 6.251s, 2036	956,604	135,273
IFB Ser. 06-60, Class YI, IO, 6.241s, 2036	1,901,168	342,058
IFB Ser. 06-86, Class SB, IO, 6.221s, 2036	4,946,081	835,442
IFB Ser. 09-12, Class AI, IO, 6.171s, 2037	6,249,798	950,344
IFB Ser. 07-15, Class NI, IO, 6.171s, 2022	2,197,368	280,394
IFB Ser. 09-70, Class SI, IO, 6.121s, 2036	4,615,586	480,067
IFB Ser. 06-79, Class SH, IO, 6.121s, 2036	146,946	24,600
IFB Ser. 07-30, Class LI, IO, 6.111s, 2037	5,773,635	841,219
IFB Ser. 07-89, Class SA, IO, 6.101s, 2037	5,189,694	673,849
IFB Ser. 06-82, Class SI, IO, 6.101s, 2036	8,260,876	849,218
IFB Ser. 06-115, Class JI, IO, 6.051s, 2036	4,303,537	635,632
IFB Ser. 06-123, Class LI, IO, 5.991s, 2037	2,847,706	404,801
IFB Ser. 10-2, Class SD, IO, 5.971s, 2040	2,894,341	344,469
IFB Ser. 08-11, Class SC, IO, 5.951s, 2038	244,175	34,890
IFB Ser. 10-2, Class MS, IO, 5.921s, 2050	1,946,809	198,490
IFB Ser. 09-71, Class XS, IO, 5.871s, 2036	19,773,802	2,088,289
IFB Ser. 07-39, Class AI, IO, 5.791s, 2037	2,904,921	382,055
IFB Ser. 07-32, Class SD, IO, 5.781s, 2037	2,088,132	302,830
IFB Ser. 07-30, Class UI, IO, 5.771s, 2037	1,717,539	241,544
IFB Ser. 07-32, Class SC, IO, 5.771s, 2037	1,660,055	225,014
IFB Ser. 07-1, Class CI, IO, 5.771s, 2037	1,896,342	257,921

IFB Ser. 05-58, Class IK, IO, 5.671s, 2035	3,154,984	542,244
IFB Ser. 04-46, Class PJ, IO, 5.671s, 2034	2,835,709	360,135
Ser. 06-W2, Class 1AS, IO, 5.664s, 2036	2,179,470	237,017
Ser. 06-W3, Class 1AS, IO, 5.66s, 2046	11,369,476	1,720,330
IFB Ser. 09-3, Class SE, IO, 5.171s, 2037	2,283,030	265,722
IFB Ser. 05-W2, Class A2, IO, 4.881s, 2035	8,393,166	977,273
Class AI, IO, 4 1/2s, 2017 (FWC)	48,654,111	4,895,820
Ser. 09-86, Class UI, IO, 4s, 2014	20,600,187	1,397,311
Ser. 03-W12, Class 2, IO, 2.226s, 2043	9,629,504	853,316
Ser. 03-W10, Class 3, IO, 1.806s, 2043	3,344,277	252,870
Ser. 03-W10, Class 1, IO, 1.704s, 2043	14,259,876	981,169
Ser. 03-W8, Class 12, IO, 1.639s, 2042	38,076,501	2,578,230
Ser. 03-W17, Class 12, IO, 1.142s, 2033	4,368,339	196,575
Ser. 03-W19, IO, 1.085s, 2033	817,053	31,661
Ser. 03-T2, Class 2, IO, 0.811s, 2042	33,722,882	997,916
Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042	9,979,519	258,085
Ser. 03-W6, Class 51, IO, 0.658s, 2042	6,683,653	158,343
Ser. 03-18, Class X1, IO, 0.645s, 2042	11,563,920	287,722
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	335,814	8,383
Ser. 01-T12, Class IO, 0.565s, 2041	11,809,398	277,514
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	281,884	5,369
Ser. 03-W2, Class 1, IO, 0.466s, 2042	13,367,322	185,628
Ser. 02-T4, IO, 0.445s, 2041	6,503,664	101,620
Ser. 03-W3, Class 1, IO, 0.443s, 2042	8,911,182	120,727
Ser. 01-50, Class B1, IO, 0.434s, 2041	1,610,088	26,211
Ser. 02-T1, Class IO, IO, 0.423s, 2031	10,349,846	177,187
Ser. 03-W6, Class 3, IO, 0.368s, 2042	9,339,285	125,698
Ser. 03-W6, Class 23, IO, 0.351s, 2042	9,835,085	129,519
Ser. 03-34, Class P1, PO, zero %, 2043	302,228	228,182
Ser. 07-64, Class LO, PO, zero %, 2037	394,995	375,471
Ser. 07-14, Class KO, PO, zero %, 2037	808,710	732,804
Ser. 06-125, Class OX, PO, zero %, 2037	111,349	100,959
Ser. 06-84, Class OT, PO, zero %, 2036	119,407	111,400
Ser. 06-56, Class XF, zero %, 2036	306,810	286,684
Ser. 06-46, Class OC, PO, zero %, 2036	115,906	102,216
Ser. 05-50, Class LO, PO, zero %, 2035	26,087	25,821
Ser. 04-61, Class CO, PO, zero %, 2031	899,576	891,808
FRB Ser. 06-115, Class SN, zero %, 2036	671,956	620,791
FRB Ser. 06-104, Class EK, zero %, 2036	73,087	70,119
FRB Ser. 05-117, Class GF, zero %, 2036	35,221	37,863
FRB Ser. 05-36, Class QA, zero %, 2035	86,129	84,114
FRB Ser. 06-1, Class HF, zero %, 2032	37,713	35,837
IFB Ser. 09-86, Class SA, IO, zero %, 2039	27,467,144	274,671
IFB Ser. 06-48, Class FG, zero %, 2036	348,036	343,372
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.643s, 2033	16,982,407	47,074
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	2,252,921
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	745,707
Freddie Mac
IFB Ser. 3182, Class PS, 27.236s, 2032	1,394,616	2,136,331
IFB Ser. 3408, Class EK, 24.421s, 2037	2,790,685	4,177,688
IFB Ser. 2976, Class LC, 23.17s, 2035	334,555	518,587
IFB Ser. 2976, Class KL, 23.133s, 2035	1,396,379	2,137,590
IFB Ser. 2979, Class AS, 23.023s, 2034	315,663	453,204
IFB Ser. 3065, Class DC, 18.837s, 2035	1,297,544	1,835,194
IFB Ser. 3105, Class SI, IO, 18.725s, 2036	335,663	174,303
IFB Ser. 2990, Class LB, 16.074s, 2034	1,421,684	1,886,291
IFB Ser. 3673, Class DS, 10.096s, 2040	4,038,899	4,084,337
IFB Ser. 3184, Class SP, IO, 7.009s, 2033	2,133,956	239,671
IFB Ser. 3110, Class SP, IO, 6.959s, 2035	3,103,212	616,670
IFB Ser. 3156, Class PS, IO, 6.909s, 2036	2,528,017	465,484
IFB Ser. 3119, Class PI, IO, 6.859s, 2036	5,981,318	1,243,277
IFB Ser. 2882, Class NS, IO, 6.859s, 2034	1,699,816	219,888
IFB Ser. 3149, Class SE, IO, 6.809s, 2036	1,747,906	332,487
IFB Ser. 3157, Class SA, IO, 6.809s, 2036	4,628,847	837,590
IFB Ser. 3203, Class SH, IO, 6.799s, 2036	1,253,054	211,062
IFB Ser. 3208, Class PS, IO, 6.759s, 2036	14,364,576	2,487,323
IFB Ser. 2835, Class AI, IO, 6.759s, 2034	1,242,999	219,638
IFB Ser. 2828, Class TI, IO, 6.709s, 2030	944,351	128,340
IFB Ser. 3249, Class SI, IO, 6.409s, 2036	1,119,893	198,844
IFB Ser. 3028, Class ES, IO, 6.409s, 2035	4,066,036	649,025
IFB Ser. 3287, Class SE, IO, 6.359s, 2037	5,688,535	821,936
IFB Ser. 3122, Class DS, IO, 6.359s, 2036	5,814,553	960,407
IFB Ser. 3123, Class LI, IO, 6.359s, 2036	2,840,167	527,050
IFB Ser. 3117, Class SI, IO, 6.359s, 2036	39,424,304	6,659,011
IFB Ser. 3107, Class DC, IO, 6.359s, 2035	3,084,564	514,073
IFB Ser. 3001, Class IH, IO, 6.359s, 2035	796,739	130,012
IFB Ser. 2950, Class SM, IO, 6.359s, 2016	2,763,825	376,187
IFB Ser. 3256, Class S, IO, 6.349s, 2036	2,314,632	373,193
IFB Ser. 3031, Class BI, IO, 6.349s, 2035	1,123,419	202,613
IFB Ser. 3249, Class SM, IO, 6.309s, 2036	5,129,743	796,034
IFB Ser. 3240, Class SM, IO, 6.309s, 2036	4,886,680	669,622
IFB Ser. 3147, Class SD, IO, 6.309s, 2036	6,374,992	963,056
IFB Ser. 3398, Class SI, IO, 6.309s, 2036	5,404,176	661,255
IFB Ser. 3196, Class SA, IO, 6.309s, 2032	22,039,466	2,401,420
IFB Ser. 3128, Class JI, IO, 6.289s, 2036	3,476,363	563,140
IFB Ser. 2990, Class LI, IO, 6.289s, 2034	2,247,921	373,077
IFB Ser. 3240, Class S, IO, 6.279s, 2036	4,612,500	691,183
IFB Ser. 3065, Class DI, IO, 6.279s, 2035	834,440	146,439
IFB Ser. 3145, Class GI, IO, 6.259s, 2036	3,038,559	509,641
IFB Ser. 3114, Class GI, IO, 6.259s, 2036	4,982,840	890,987
IFB Ser. 3114, Class IP, IO, 6.259s, 2036	2,983,380	425,788
IFB Ser. 3510, Class IB, IO, 6.259s, 2036	3,792,256	751,132
IFB Ser. 3485, Class SI, IO, 6.209s, 2036	1,877,678	302,212
IFB Ser. 3349, Class AS, IO, 6.159s, 2037	12,608,303	1,833,752
IFB Ser. 3510, Class IA, IO, 6.159s, 2037	3,778,674	502,337
IFB Ser. 3238, Class LI, IO, 6.149s, 2036	1,903,335	273,224

IFB Ser. 3171, Class PS, IO, 6.144s, 2036	2,235,808	329,164
IFB Ser. 3171, Class ST, IO, 6.144s, 2036	4,786,584	720,231
IFB Ser. 3510, Class CI, IO, 6.139s, 2037	5,714,821	853,566
IFB Ser. 3510, Class DI, IO, 6.139s, 2035	5,831,890	907,150
IFB Ser. 3181, Class PS, IO, 6.129s, 2036	1,537,323	255,657
IFB Ser. 3308, Class SA, IO, 6.109s, 2037	20,129,327	2,764,964
IFB Ser. 3199, Class S, IO, 6.109s, 2036	1,297,183	189,778
IFB Ser. 3281, Class AI, IO, 6.089s, 2037	6,750,921	999,339
IFB Ser. 3261, Class SA, IO, 6.089s, 2037	2,214,740	328,158
IFB Ser. 3311, Class PI, IO, 6.069s, 2037	136,292	21,037
IFB Ser. 3265, Class SC, IO, 6.069s, 2037	774,205	106,167
IFB Ser. 3240, Class GS, IO, 6.039s, 2036	2,928,075	423,283
IFB Ser. 3424, Class TI, IO, 6.039s, 2035	31,932,380	3,667,114
IFB Ser. 3257, Class SI, IO, 5.979s, 2036	1,269,787	186,234
IFB Ser. 3225, Class JY, IO, 5.949s, 2036	5,436,782	755,060
IFB Ser. 3502, Class DS, IO, 5.809s, 2039	736,626	99,679
IFB Ser. 3339, Class TI, IO, 5.799s, 2037	2,688,374	368,926
IFB Ser. 3284, Class CI, IO, 5.779s, 2037	4,547,168	625,463
IFB Ser. 3531, Class SM, IO, 5.759s, 2039	21,638,964	2,208,219
IFB Ser. 3476, Class S, IO, 5.759s, 2038	11,653,797	955,029
IFB Ser. 3303, Class SD, IO, 5.749s, 2037	1,796,208	236,285
IFB Ser. 3510, Class IC, IO, 5.739s, 2037	4,708,173	649,775
IFB Ser. 3309, Class SG, IO, 5.729s, 2037	4,931,452	607,956
Ser. 3672, Class PI, IO, 5 1/2s, 2039	8,097,488	1,632,130
IFB Ser. 3424, Class UI, IO, 5.419s, 2037	86,330	11,592
Ser. 3645, Class ID, IO, 5s, 2040	597,793	88,742
Ser. 3632, Class CI, IO, 5s, 2038	789,493	121,298
Ser. 3626, Class DI, IO, 5s, 2037	603,091	49,779
Ser. 3623, Class CI, IO, 5s, 2036	540,283	48,571
Ser. 3369, Class BO, PO, zero %, 2037	53,772	49,981
Ser. 3327, Class IF, IO, zero %, 2037	207,215	4,100
Ser. 3369, PO, zero %, 2037	53,788	51,390
Ser. 3391, PO, zero %, 2037	211,644	188,147
Ser. 3300, PO, zero %, 2037	2,062,523	1,877,630
Ser. 3206, Class EO, PO, zero %, 2036	76,565	68,671
Ser. 3175, Class MO, PO, zero %, 2036	213,511	192,214
Ser. 3210, PO, zero %, 2036	60,203	54,916
Ser. 3145, Class KO, PO, zero %, 2034	31,114	30,576
FRB Ser. 3349, Class DO, zero %, 2037	30,209	30,057
FRB Ser. 3326, Class XF, zero %, 2037	44,019	43,683
FRB Ser. 3326, Class YF, zero %, 2037	287,691	282,312
FRB Ser. 3263, Class TA, zero %, 2037	83,078	81,997
FRB Ser. 3231, Class X, zero %, 2036	7,565	7,543
FRB Ser. 3147, Class SF, zero %, 2036	352,348	313,868
FRB Ser. 3117, Class AF, zero %, 2036	83,246	65,418
FRB Ser. 3047, Class BD, zero %, 2035	140,927	137,302
FRB Ser. 3326, Class WF, zero %, 2035	516,409	495,758
FRB Ser. 3033, Class YF, zero %, 2035	128,640	125,096
FRB Ser. 3036, Class AS, zero %, 2035	115,316	95,937
FRB Ser. 3251, Class TP, zero %, 2035	104,250	102,691
FRB Ser. 3003, Class XF, zero %, 2035	786,042	768,587
FRB Ser. 2963, Class TW, zero %, 2035	25,601	25,511
FRB Ser. 2947, Class GF, zero %, 2034	113,654	110,418
FRB Ser. 3006, Class TE, zero %, 2034	76,134	75,279
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.121s, 2043	55,536,591	425,360
Ser. 07-C1, Class XC, IO, 0.099s, 2049	143,335,965	696,713
Ser. 05-C3, Class XC, IO, 0.057s, 2045	133,713,591	701,278
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.268s, 2029	4,273,960	192,574
Ser. 05-C1, Class X1, IO, 0.311s, 2043	40,176,341	524,104
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	366,742	282,392
Ser. 06-C1, Class XC, IO, 0.072s, 2045	97,367,014	503,962
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.662s, 2032	95,102	14,000
IFB Ser. 08-47, Class S, IO, 7.359s, 2038	1,875,350	293,033
IFB Ser. 05-68, Class SN, IO, 6.859s, 2034	505,825	59,566
IFB Ser. 07-47, Class SA, IO, 6.759s, 2036	124,940	19,755
IFB Ser. 04-96, Class KS, IO, 6.662s, 2034	277,277	38,375
IFB Ser. 09-77, Class CS, IO, 6.659s, 2038	21,616,886	3,104,163
IFB Ser. 06-16, Class GS, IO, 6.652s, 2036	2,080,282	265,049
IFB Ser. 09-106, Class XI, IO, 6.462s, 2037	32,783,880	4,038,318
IFB Ser. 09-106, Class XL, IO, 6.412s, 2037	1,712,487	195,720
IFB Ser. 09-87, Class SI, IO, 6.412s, 2035	238,389	34,602
IFB Ser. 04-104, Class IS, IO, 6.412s, 2034	193,908	20,572
IFB Ser. 09-87, Class IG, IO, 6.402s, 2037	4,613,759	619,028
IFB Ser. 10-47, Class PX, IO, 6.362s, 2037	1,664,669	193,751
IFB Ser. 07-37, Class SU, IO, 6.349s, 2037	292,611	36,076
IFB Ser. 07-37, Class YS, IO, 6.329s, 2037	436,609	52,074
IFB Ser. 09-87, Class SK, IO, 6.262s, 2032	3,260,397	286,263
IFB Ser. 08-6, Class TI, IO, 6.259s, 2032	495,485	35,274
IFB Ser. 06-34, Class PS, IO, 6.252s, 2036	51,956	6,057
IFB Ser. 10-47, Class XN, IO, 6.209s, 2034	8,845,867	651,144
IFB Ser. 07-24, Class SA, IO, 6.172s, 2037	50,423,464	6,039,596
IFB Ser. 10-60, Class S, IO, 6.162s, 2040	13,043,313	1,942,410
IFB Ser. 10-53, Class SA, IO, 6.162s, 2039	17,876,067	2,591,350
IFB Ser. 06-26, Class S, IO, 6.162s, 2036	277,346	33,622
IFB Ser. 08-9, Class SK, IO, 6.142s, 2038	111,030	12,713
IFB Ser. 09-101, Class SB, IO, 6.112s, 2039	18,837,283	2,415,128
IFB Ser. 10-14, Class SX, IO, 6.109s, 2040	18,126,453	2,413,719
IFB Ser. 07-35, Class KY, IO, 6.109s, 2037	5,548,329	579,412
IFB Ser. 09-10, Class ST, IO, 6.109s, 2034	18,400,945	2,097,189
IFB Ser. 09-102, Class SM, IO, 6.059s, 2039	3,175,082	356,701
IFB Ser. 09-35, Class SP, IO, 6.059s, 2037	6,906,587	809,314
IFB Ser. 05-65, Class SI, IO, 6.012s, 2035	5,147,749	584,012
IFB Ser. 06-16, Class SX, IO, 5.952s, 2036	88,693	10,101
IFB Ser. 06-10, Class SL, IO, 5.922s, 2036	14,188,508	1,573,931
IFB Ser. 09-106, Class SD, IO, 5.912s, 2036	9,215,632	1,027,451

IFB Ser. 09-61, Class WQ, IO, 5.909s, 2035	16,846,914	2,470,094
IFB Ser. 08-60, Class SH, IO, 5.809s, 2038	409,697	48,116
IFB Ser. 09-58, Class SG, IO, 5.762s, 2039	18,274,494	1,883,004
IFB Ser. 09-87, Class TS, IO, 5.762s, 2035	27,345,106	3,299,187
IFB Ser. 04-86, Class SP, IO, 5.762s, 2034	975,266	120,990
IFB Ser. 04-83, Class CS, IO, 5.742s, 2034	463,898	51,419
IFB Ser. 09-53, Class SA, IO, 5.712s, 2039	18,564,423	1,676,599
IFB Ser. 10-68, Class MS, IO, 5.512s, 2040	13,819,039	1,798,398
IFB Ser. 10-14, Class SC, IO, 4.454s, 2035	134,997	20,057
IFB Ser. 09-87, Class WT, IO, 0.176s, 2035	38,494,613	108,555
IFB Ser. 09-106, Class WT, IO, 0.15s, 2037	2,587,464	7,193
Ser. 06-36, Class OD, PO, zero %, 2036	168,276	158,235
Ser. 99-31, Class MP, PO, zero %, 2029	52,026	47,194
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,851,840	30,686
FRB Ser. 07-73, Class KM, zero %, 2037	286,474	264,325
FRB Ser. 07-35, Class UF, zero %, 2037	79,088	77,089
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,069,395	1,083,930
Ser. 05-GG5, Class XC, IO, 0.121s, 2037	278,049,524	757,323
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.376s, 2042	60,554,874	956,264
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.808s, 2045	5,993,227	6,363,873
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	894,147	901,300
FRB Ser. 07-EOP, Class J, 1.198s, 2020	370,000	318,218
Ser. 04-C1, Class X1, IO, 0.876s, 2028	18,803,181	33,631
Ser. 03-C1, Class X1, IO, 0.848s, 2040	15,673,028	259,564
Ser. 06-GG8, Class X, IO, 0.657s, 2039	41,632,700	1,009,847
Ser. 06-GG6, Class XC, IO, 0.063s, 2038	128,340,864	247,441
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	160,176	152,348
Ser. 05-RP3, Class 1A3, 8s, 2035	493,498	444,148
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	348,797	317,405
FRB Ser. 05-RP2, Class 1AF, 0.679s, 2035	2,760,952	2,291,590
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	521,437	469,293
Ser. 05-RP1, Class 1A3, 8s, 2035	56,746	55,430
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	587,396	534,531
Ser. 05-RP1, Class 1AS, IO, 5.651s, 2035	3,047,263	449,683
IFB Ser. 04-4, Class 1AS, IO, 5.519s, 2034	4,489,346	526,095
Ser. 05-RP3, Class 1AS, IO, 5.416s, 2035	4,935,700	690,589
FRB Ser. 04-4, Class 1AF, 0.729s, 2034	428,749	360,149
FRB Ser. 05-RP3, Class 1AF, 0.679s, 2035	5,042,640	4,185,392
FRB Ser. 05-RP1, Class 1AF, 0.679s, 2035	818,512	687,550
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	189,496	20
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.439s, 2037	2,816,080	1,562,925
IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR27,
Class 2A2, 0.529s, 2036	1,963,507	1,330,276
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	710,960	755,639
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	25,166,000	26,370,923
Ser. 07-CB20, Class A3, 5.863s, 2051	5,789,000	6,180,504
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	5,198,000	5,427,934
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	1,475,000	1,542,461
Ser. 07-CB20, Class A2, 5.629s, 2051	2,747,000	2,863,435
Ser. 06-LDP8, Class A2, 5.289s, 2045	2,087,488	2,206,307
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,230,000	1,164,271
Ser. 06-LDP8, Class X, IO, 0.569s, 2045	55,419,375	1,262,370
Ser. 06-CB17, Class X, IO, 0.51s, 2043	34,509,120	850,760
Ser. 06-LDP9, Class X, IO, 0.451s, 2047	21,873,713	456,979
Ser. 07-LDPX, Class X, IO, 0.343s, 2049	42,685,887	605,713
Ser. 06-CB16, Class X1, IO, 0.121s, 2045	32,126,371	391,312
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	915,000	914,317
Ser. 03-ML1A, Class X1, IO, 1.314s, 2039	37,770,180	1,063,242
Ser. 05-LDP2, Class X1, IO, 0.267s, 2042	128,127,962	1,914,591
Ser. 07-CB20, Class X1, IO, 0.148s, 2051	73,123,992	850,213
Ser. 05-CB12, Class X1, IO, 0.146s, 2037	40,099,311	317,919
Ser. 05-LDP5, Class X1, IO, 0.08s, 2044	430,915,772	1,430,775
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043	54,613,416	184,020
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	470,346
Ser. 99-C1, Class G, 6.41s, 2031	601,777	378,415
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	7,863,000	8,262,503
Ser. 98-C4, Class G, 5.6s, 2035	474,000	483,527
Ser. 98-C4, Class H, 5.6s, 2035	808,000	686,800
LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A3, 5.866s, 2045	3,365,000	3,463,068
Ser. 07-C6, Class A2, 5.845s, 2012	6,605,922	6,897,103
Ser. 07-C1, Class A2, 5.318s, 2040	6,482,000	6,686,726
Ser. 07-C2, Class A2, 5.303s, 2040	4,616,968	4,763,630
Ser. 07-C2, Class XW, IO, 0 5/8s, 2040	9,153,945	227,339
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.715s, 2038	47,647,827	1,402,419
Ser. 05-C3, Class XCL, IO, 0.301s, 2040	88,921,943	1,686,582
Ser. 03-C5, Class XCL, IO, 0.289s, 2037	10,463,740	200,222
Ser. 05-C2, Class XCL, IO, 0.234s, 2040	212,554,796	1,351,211
Ser. 07-C2, Class XCL, IO, 0.207s, 2040	156,217,250	1,638,047
Ser. 05-C5, Class XCL, IO, 0.165s, 2020	114,477,141	1,362,885
Ser. 05-C7, Class XCL, IO, 0.158s, 2040	156,726,969	1,082,654
Ser. 06-C7, Class XCL, IO, 0.15s, 2038	73,955,912	1,079,623
Ser. 06-C1, Class XCL, IO, 0.135s, 2041	149,545,408	1,454,718
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.291s, 2017	496,000	437,162

FRB Ser. 05-LLFA, Class J, 1.141s, 2018	324,000	249,442
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	2,650,666	2,465,120
Ser. 05-1, Class 1A4, 7 1/2s, 2034	772,485	710,686
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.945s, 2027	3,036,116	2,506,803
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.187s, 2049	74,671,744	856,104
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.841s, 2022	741,724	641,591
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.848s, 2030	496,000	521,638
FRB Ser. 05-A9, Class 3A1, 5.169s, 2035	2,651,233	2,048,353
Ser. 96-C2, Class JS, IO, 2.273s, 2028	475,541	10,990
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	1,596,000	1,680,496
Ser. 05-MCP1, Class XC, IO, 0.185s, 2043	43,027,768	531,526
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.431s, 2039	9,377,404	204,144
Ser. 05-LC1, Class X, IO, 0.097s, 2044	27,467,678	153,717
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.956s, 2049	3,281,000	3,459,212
FRB Ser. 07-8, Class A2, 5.919s, 2049	1,887,000	2,091,831
Ser. 07-7, Class ASB, 5.745s, 2050	2,703,000	2,862,778
Ser. 07-5, Class A3, 5.364s, 2048	1,712,000	1,736,137
Ser. 2006-3, Class A2, 5.291s, 2046	2,902,000	2,967,500
FRB Ser. 06-4, Class A2FL, 0.463s, 2049	3,904,000	3,689,280
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.487s, 2037	3,247,014	308,466
Ser. 04-C2, Class X, IO, 6.162s, 2040	1,866,293	157,702
Ser. 05-C3, Class X, IO, 5.234s, 2044	2,122,001	169,760
Ser. 06-C4, Class X, IO, 5.15s, 2045	7,151,235	715,124
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.542s, 2043	6,628,279	141,779
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.281s, 2043 (F)	1,080,000	1,171,304
Ser. 06-T21, Class A2, 5.09s, 2052	2,521,130	2,540,583
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	820,000	321,850
Ser. 04-RR, Class F6, 6s, 2039	1,230,000	224,475
Ser. 07-HQ13, Class X1, IO, 0.663s, 2044	35,545,480	545,268
Ser. 05-HQ5, Class X1, IO, 0.097s, 2042	15,214,119	86,720
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.068s, 2030	839,000	849,488
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
0.367s, 2035	966,473	898,820
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	138,670	128,963
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	189,000	9,450
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	85,591	88,913
Residential Asset Securitization Trust FRB Ser. 05-A2,
Class A1, 0.829s, 2035	2,069,515	1,466,384
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.968s, 2036	17,866,024	548,487
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	603,000	512,550
Ser. 03-1A, Class M, 5s, 2018	403,000	282,100
Ser. 04-1A, Class L, 5s, 2018	64,345	45,041
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	7,007,537	4,765,125
FRB Ser. 05-18, Class 6A1, 4.483s, 2035	1,221,576	940,614
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.697s, 2034	348,781	279,024
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.903s, 2037	39,279,659	6,268,395
Ser. 07-4, Class 1A4, IO, 1s, 2037	53,094,042	1,934,081
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.194s, 2037	15,658,826	2,157,185
Ser. 06-RF4, Class 1A, IO, 4.972s, 2036	11,154,897	1,564,094
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	2,006,000	2,131,878
FRB Ser. 07-C33, Class A2, 5.857s, 2051	793,000	829,610
FRB Ser. 07-C32, Class A2, 5.735s, 2049	5,177,000	5,381,873
Ser. 2006-C28, Class A2, 5 1/2s, 2048	8,609,000	8,817,590
Ser. 07-C31, Class A3, 5.483s, 2047	1,520,000	1,569,551
Ser. 07-C31, Class A2, 5.421s, 2047	8,715,000	9,009,691
Ser. 07-C30, Class A3, 5.246s, 2043	1,506,000	1,508,980
Ser. 06-C29, IO, 0 3/8s, 2048	74,239,420	1,385,642
Ser. 07-C34, IO, 0.359s, 2046	17,569,910	326,273
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.641s, 2018	574,000	292,740
Ser. 03-C3, Class IOI, IO, 1.098s, 2035	11,357,157	240,934
Ser. 07-C31, IO, 0.26s, 2047	138,197,922	1,750,968
Ser. 05-C18, Class XC, IO, 0.14s, 2042	27,556,335	249,109
Ser. 06-C27, Class XC, IO, 0.128s, 2045	36,160,301	301,577
Ser. 06-C23, Class XC, IO, 0.059s, 2045	174,867,208	842,860
Ser. 06-C26, Class XC, IO, 0.041s, 2045	13,122,575	37,531
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	129,000	39,668
Ser. 06-SL1, Class X, IO, 0.938s, 2043	5,818,043	176,519
Ser. 07-SL2, Class X, IO, 0.851s, 2049	11,967,028	302,287
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.101s, 2031	1,083,000	1,093,359

Total mortgage-backed securities (cost $445,578,343)		$541,161,879

CORPORATE BONDS AND NOTES (20.5%)(a)

	Principal amount	Value

Basic materials (1.6%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	$935,000	$1,207,938
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	20,000	23,349
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	2,505,000	3,128,427
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	1,272,000	1,410,101
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	3,082,000	3,451,840
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	250,000	268,750
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	1,140,000	1,174,200
International Paper Co. bonds 7.95s, 2018	1,400,000	1,689,891
International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,913,000	2,472,553
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	1,495,000	1,615,632
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	650,000	870,186
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	1,715,000	1,910,994
Sealed Air Corp. 144A notes 5 5/8s, 2013	678,000	712,442
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	560,000	594,968
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	164,000	204,803
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	245,000	296,450
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	204,000	247,979
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	610,000	659,954
		21,940,457

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	850,000	938,188
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	79,000	84,925
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	680,000	702,100
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	768,000	920,953
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	435,000	513,193
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	660,000	723,494
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	305,000	356,887
United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	111,432
		4,351,172

Communication services (2.4%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	1,560,000	1,821,300
American Tower Corp. sr. unsec. notes 7s, 2017	1,070,000	1,223,813
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	926,000	1,292,915
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	248,204
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	2,645,000	2,943,104
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	590,000	729,808
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	785,000	985,994
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	455,000	535,254
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	627,316
Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	441,896
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	250,000	251,914
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	1,915,000	1,926,279
France Telecom notes 8 1/2s, 2031 (France)	340,000	473,301
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020	800,000	854,000
Frontier Communications Corp. 144A sr. notes 7 7/8s,
2015	215,000	227,363
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	610,000	735,211
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,000,000	1,141,392
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	2,400,000	2,567,402
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,435,000	2,939,030
TCI Communications, Inc. debs. 9.8s, 2012	960,000	1,075,359
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	345,000	386,515
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	1,165,000	1,390,543
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	355,000	413,835
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	345,000	405,221
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	350,000	398,606
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	424,000	535,214
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	221,000	292,073
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,665,028
Verizon New Jersey, Inc. debs. 8s, 2022	640,000	783,524
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	893,907
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	233,692
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	2,475,000	2,796,970

		33,235,983

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	560,000	644,253
		644,253

Consumer cyclicals (1.8%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	950,000	992,405
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	466,000	494,543
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	415,000	432,638
Daimler AG company guaranty unsec. unsub. notes 7.3s,
2012 (Germany)	2,675,000	2,882,841
Daimler AG company guaranty unsec. unsub. notes Ser.
MTN, 5 3/4s, 2011 (Germany)	605,000	632,531
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6.35s, 2040	805,000	871,204
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	1,670,000	1,856,983
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	1,769,000	1,875,140
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	495,000	506,756
NBC Universal, Inc. 144A notes 6.4s, 2040	845,000	918,976
NBC Universal, Inc. 144A notes 5.15s, 2020	670,000	708,929
News America Holdings, Inc. company guaranty 7 3/4s,
2024	870,000	1,073,485
News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	960,488
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	1,695,000	1,770,072
Omnicom Group, Inc. sr. notes 5.9s, 2016	535,000	611,233
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	672,000	792,960
QVC Inc. 144A sr. notes 7 1/8s, 2017	535,000	548,375
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	980,000	1,207,281
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	50,000	64,727
Time Warner, Inc. company guaranty sr. unsec. notes
6.1s, 2040	1,560,000	1,642,258
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	365,000	376,900
Time Warner, Inc. debs. 9.15s, 2023	675,000	920,955
Viacom, Inc. company guaranty 5 5/8s, 2012	333,000	356,664
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	67,000	74,173
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	920,000	1,095,194
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	365,000	426,027
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s,
2040	290,000	285,306
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	180,000	214,728
		24,593,772

Consumer staples (2.3%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	875,000	1,125,800
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	540,000	641,403
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	2,013,000	2,746,032
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	2,752,000	3,427,316
Campbell Soup Co. debs. 8 7/8s, 2021	715,000	1,019,977
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	36,000	36,278
CVS Caremark Corp. notes 6.6s, 2019	1,310,000	1,534,294
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	2,302,102	2,652,252
CVS Corp. sr. unsec. notes 6 1/8s, 2016	5,000	5,780
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	680,000	779,684
Diageo PLC company guaranty 8s, 2022 (Canada)	675,000	862,614
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	1,735,000	1,764,835
General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	217,506
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	655,754
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	85,000	103,057
Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	840,828
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	3,905,000	4,503,814
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,432
Kroger Co. company guaranty 6.4s, 2017	605,000	713,299
Kroger Co. sr. notes 6.15s, 2020	200,000	233,740
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	819,674
McDonald's Corp. sr. unsec. bond 6.3s, 2037	530,000	642,673
McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	891,977
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	1,176,165
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	1,150,000	1,303,870
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	555,000	591,769
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	675,000	806,625
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	1,370,000	1,625,186
Wrigley (Wm.) Jr. Co. 144A company guaranty sr. notes
3.7s, 2014	880,000	900,574
		32,628,208

Energy (1.0%)
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	895,538
Devon Energy Corp. sr. notes 6.3s, 2019	360,000	422,796
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	750,000	785,625
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	270,000	318,953
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	390,062
Forest Oil Corp. sr. notes 8s, 2011	455,000	480,025
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	209,385
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	730,000	865,649
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	574,750
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	319,000	326,975
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	620,000	764,086
Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	674,975
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,105,242
Total Capital SA company guaranty sr. unsec. unsub.
notes 4.45s, 2020 (France)	1,120,000	1,188,158
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	205,000	207,260
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	240,000	262,075
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	470,000	467,661
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	1,125,000	1,424,657
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	390,000	417,101
Williams Partners LP sr. unsec. notes 5 1/4s, 2020	625,000	667,414
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	655,000	682,118
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	280,000	324,264
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	505,000	621,832
		14,076,601

Financials (6.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	620,000	646,288
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	1,073,852
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.643s, 2017	1,035,000	947,423
American Express Co. sr. unsec. notes 8 1/8s, 2019	1,450,000	1,842,640
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.546s, 2011	1,225,000	1,207,029
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	2,440,000	2,318,000
AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,275,000	1,339,388
Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,673,537
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	924,284
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	100,000	107,164
Barclays Bank PLC 144A sub. notes 10.179s, 2021	1,080,000	1,419,768
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	2,555,000	2,671,321
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,174,239
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	1,685,000	2,007,595
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.236s, 2012	784,875	769,243
Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,336,810
Chubb Corp. (The) sr. notes 6 1/2s, 2038	480,000	562,436
Citigroup, Inc. sr. notes 6 1/2s, 2013	1,380,000	1,513,536
Citigroup, Inc. sr. unsec. sub. FRN 0.807s, 2016	1,961,000	1,630,644
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	2,165,000	2,258,264
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.573s,
2010	1,575,000	1,575,104
Citigroup, Inc. sub. notes 5s, 2014	1,156,000	1,178,641
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	504,000	495,943
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	100,000	104,874
Countrywide Financial Corp. FRN Ser. MTN, 0.8s, 2012	1,090,000	1,066,960
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	390,000	417,262
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	64,000	69,082
Erac USA Finance LLC 144A company guaranty sr. notes
5 1/4s, 2020	670,000	680,099
Erac USA Finance LLC 144A company guaranty sr. notes
2 3/4s, 2013	40,000	40,618
Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	1,101,020
GATX Financial Corp. notes 5.8s, 2016	455,000	487,964
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	2,405,000	2,622,799
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.628s, 2016	895,000	815,752
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	370,000	417,784
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	641,869
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	940,000	1,094,542
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	2,566,793
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	1,207,000	1,050,807
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	50,000	53,855
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	635,000	658,894
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	835,000	839,982
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,945,000	4,274,214
Icahn Enterprises LP/Ichan Enterprises Finance Corp.

company guaranty sr. unsec. notes 7 3/4s, 2016	670,000	671,675
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	454,060
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,456,178
Liberty Mutual Group 144A notes 6 1/2s, 2035	1,715,000	1,462,557
Loews Corp. notes 5 1/4s, 2016	385,000	422,257
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,350,000	1,424,968
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	820,000	873,383
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	830,000	1,094,556
MBNA American Bank NA sub. notes Ser. BKNT, 7 1/8s,
2012	1,695,000	1,850,994
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,741,454
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.698s,
2011	910,000	907,164
MetLife Global Funding I 144A sr. unsub. notes 5 1/8s,
2014	715,000	783,193
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	845,000	969,529
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,036,381
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	527,647
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	540,000	563,411
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	660,000	712,643
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	98,329
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	916,815
Pacific LifeCorp 144A sr. notes 6s, 2020	1,575,000	1,661,513
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	340,000	401,935
Prudential Financial, Inc. sr. notes 6.2s, 2015	300,000	332,723
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	575,000	616,253
Prudential Holdings LLC sr. notes FRN Ser. AGM,
1.414s, 2017	160,000	131,081
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	360,000	380,287
Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)	330,000	339,857
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	849,000	965,204
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	930,000	1,053,670
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	1,753,000	1,923,117
Tanger Properties, Ltd. sr. unsec. notes 6 1/8s, 2020	645,000	681,312
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	985,000	1,054,248
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	1,555,000	1,825,831
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	220,000	248,228
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	1,180,000	1,192,532
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	2,082,596
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	1,745,000	1,925,412
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	5,000	5,489
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.688s,
2012	575,000	571,265
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	1,810,000	2,076,215
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	1,070,000	1,227,902
Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015	345,000	367,248
Wells Fargo Bank NA unsec. sub. notes FRN 0.646s, 2016	1,180,000	1,084,652
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	1,750,000	1,838,784
Willis Group North America, Inc. company guaranty
6.2s, 2017	510,000	535,256
		92,168,123

Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	1,881,995
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	480,000	549,570
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	186,000	228,560
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	464,000	528,431
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	935,000	1,081,621
Hospira, Inc. sr. notes 6.05s, 2017	110,000	124,106
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	451,000	442,870
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	244,000	248,690
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	122,249
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	390,000	401,792
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	570,000	647,619
WellPoint, Inc. notes 7s, 2019	225,000	267,839
		6,525,342

Technology (0.4%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	1,240,000	1,322,399
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	955,000	976,488
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	230,000	234,313
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	145,000	165,230
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	901,928

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	996,000	1,116,492
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	385,000	415,979
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	520,000	549,376
		5,682,205

Transportation (0.4%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	101,250
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	290,000	300,150
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	305,000	355,643
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	365,000	412,948
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	1,670,000	1,774,784
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	754,707	773,575
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	222,831	227,288
GATX Corp. notes 4 3/4s, 2012	400,000	422,814
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,186,583	1,145,053
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	228,895	242,306
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	5,000	5,853
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	280,000	308,064
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	526,520	497,562
		6,567,290

Utilities and power (3.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	560,350
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	597,330
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	1,525,000	1,753,960
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	856,972
Beaver Valley II Funding debs. 9s, 2017	687,000	767,935
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	1,090,661
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,947,496	2,044,481
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,086,234
CMS Energy Corp. sr. notes 8 1/2s, 2011	2,397,000	2,479,411
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.476s,
2013	625,000	589,063
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	289,535
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	480,000	524,214
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	149,481
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	400,000	441,655
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	775,000	800,909
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	2,460,000	2,852,872
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	830,000	990,752
Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,238,512
Electricite de France 144A sr. notes 4.6s, 2020
(France)	255,000	270,548
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	695,000	720,444
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	373,000	373,544
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	7,000	7,364
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	520,000	683,367
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	735,000	768,994
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	600,000	630,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	972,237
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	368,638
Kansas Gas & Electric bonds 5.647s, 2021	273,685	284,337
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,119,900
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	410,000	481,844
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	421,666
National Fuel Gas Co. notes 5 1/4s, 2013	595,000	631,898
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	795,000	1,035,011
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	1,660,000	1,689,261
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	347,785
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	785,000	860,883
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	542,866
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	943,745
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	2,146,908	2,147,638
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	572,339
Progress Energy, Inc. sr. notes 6.85s, 2012	195,000	211,710
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017	466,000	473,605
Southern California Edison Co. 1st mtge. bonds 5 1/2s,
2040	575,000	630,558
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	910,000	997,290
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020	240,000	261,098
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	135,000	150,855
Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	807,602

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,960,000	2,500,493
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	890,000	930,026
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	535,000	591,019
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)	450,000	480,454
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	656,559
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	916,226
		44,596,131

Total corporate bonds and notes (cost $263,448,038)		$287,009,537

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 20, 2038 to
October 20, 2039	$12,589,255	$13,876,702
		13,876,702

U.S. Government Agency Mortgage Obligations (11.5%)
Federal National Mortgage Association Pass-Through
Certificates
7s, January 1, 2017	12,448	13,439
4 1/2s, TBA, August 1, 2040	34,000,000	35,553,905
4s, TBA, September 1, 2040	68,000,000	69,402,500
4s, TBA, August 1, 2040	54,000,000	55,350,000
		160,319,844
Total U.S. government and agency mortgage obligations (cost $172,258,974)		$174,196,546

ASSET-BACKED SECURITIES (5.6%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.019s, 2035	$130,212	$47,274
FRB Ser. 05-4, Class A2C, 0.539s, 2035	158,777	151,925
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.479s, 2036	758,000	206,801
FRB Ser. 06-HE3, Class A2C, 0.479s, 2036	973,000	376,008
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.757s, 2029	1,756,092	762,079
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.954s, 2033	349,106	115,616
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,203,000	216,540
Ser. 04-1A, Class E, 6.42s, 2039	889,204	142,273
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.599s, 2033	42,539	13,237
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.329s, 2033	172,847	135,313
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.489s, 2036	823,061	495,515
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	325,049
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 0.91s, 2044	527,910	476,081
Bayview Financial Asset Trust 144A FRB Ser. 03-SSRA,
Class M, 1.679s, 2038	363,722	276,428
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1.259s, 2035	395,000	120,762
FRB Ser. 05-3, Class A1, 0.779s, 2035	152,831	137,845
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.749s, 2035	331,324	258,669
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	3,787,256	3,152,891
Ser. 00-5, Class A6, 7.96s, 2032	1,999,057	1,619,236
Ser. 02-1, Class M1F, 7.954s, 2033	1,778,000	1,840,544
Ser. 01-4, Class A4, 7.36s, 2033	3,011,123	3,131,568
Ser. 00-6, Class A5, 7.27s, 2031	5,054,666	5,042,029
Ser. 01-1, Class A5, 6.99s, 2032	5,595,970	5,763,849
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.849s, 2035	244,086	226,799
FRB Ser. 04-6, Class 2A5, 0.719s, 2034	586,819	511,076
FRB Ser. 05-14, Class 3A2, 0.569s, 2036	118,780	109,683
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	375,000	243,750
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,307,000	326,750
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	150,030	16
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.999s, 2035	116,188	38,370
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.139s, 2035	110,980	110,525
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	134,710	--
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.586s,
2038	834,000	4,170
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.037s, 2015	438,570	414,256
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.659s, 2036	1,701,000	815,479
FRB Ser. 06-2, Class 2A3, 0.499s, 2036	3,011,000	1,678,675
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.329s,
2037	417,000	70,939

GEBL 144A
Ser. 04-2, Class D, 3.091s, 2032	392,721	17,672
Ser. 04-2, Class C, 1.191s, 2032	148,008	14,801
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	437,522	379,550
Ser. 99-5, Class A5, 7.86s, 2030	8,594,379	7,863,857
Ser. 96-9, Class M1, FRN 7.63s, 2027	1,643,000	1,606,041
Ser. 97-2, Class A7, 7.62s, 2028	434,290	468,691
Ser. 97-6, Class A9, 7.55s, 2029	481,614	491,154
Ser. 95-8, Class B1, 7.3s, 2026	284,587	261,784
Ser. 96-10, Class M1, 7.24s, 2028	812,000	803,880
Ser. 97-3, Class A5, 7.14s, 2028	238,979	248,949
Ser. 1997-5, Class M1, 6.95s, 2029	2,400,000	2,256,000
Ser. 98-4, Class A7, 6.87s, 2030	190,126	196,518
Ser. 98-6, Class A7, 6.45s, 2030	57,191	57,252
Ser. 99-2, Class A7, 6.44s, 2030	738,389	730,660
Ser. 99-1, Class A6, 6.37s, 2025	814,606	820,715
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	2,391,983	2,236,504
Ser. 99-5, Class M1A, 8.3s, 2026	409,000	394,378
Ser. 99-3, Class 1A5, 6.79s, 2023	3,444	3,434
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.879s, 2030	998,761	99,876
FRB Ser. 05-1A, Class D, 1.859s, 2030	319,701	39,963
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.874s, 2036	857,468	342,987
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.659s, 2036	853,000	686,535
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.619s, 2035	716,000	417,901
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	7,648,176	363,288
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 0.539s, 2037	6,666,659	2,143,678
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.331s, 2036	2,510,000	175,700
FRB Ser. 02-1A, Class FFL, 3.079s, 2037	3,681,000	478,530
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	3,187,048	1,975,970
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.949s, 2035	448,000	274,096
FRB Ser. 06-4, Class 2A4, 0.589s, 2036	819,000	297,032
FRB Ser. 06-1, Class 2A3, 0.519s, 2036	890,033	452,550
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.579s, 2032	4,257,734	4,002,270
FRB Ser. 02-A, Class M2, 2.579s, 2032	453,000	403,170
Ser. 02-A IO, 0.3s, 2032	73,365,746	1,283,901
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	45,965	25,411
Ser. 04-2A, Class D, 5.389s, 2026	36,364	19,524
Ser. 04-2A, Class C, 4.741s, 2026	42,106	26,875
FRB Ser. 02-1A, Class A1, 1.038s, 2024	261,242	250,241
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.479s, 2036	420,643	218,342
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	402,300	389,856
Ser. 10, Class B, 7.54s, 2036	405,778	381,393
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.009s, 2035	190,557	98,240
FRB Ser. 05-HE1, Class M3, 0.849s, 2034	281,000	225,902
FRB Ser. 06-NC4, Class M2, 0.629s, 2036	375,170	2,293
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.325s, 2039	735,000	147,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.926s, 2015	18,907	18,435
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	1,009,660	1,002,934
FRB Ser. 03-4, Class M3, 3.404s, 2033	19,892	11,588
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.489s, 2036	949,560	482,726
FRB Ser. 06-2, Class A2C, 0.479s, 2036	1,017,000	603,867
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	19,343	19,488
Ser. 01-D, Class A3, 5.9s, 2022	106,980	63,118
Ser. 02-C, Class A1, 5.41s, 2032	2,319,289	2,087,360
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	313,542	301,784
Ser. 01-B, Class A3, 6.535s, 2023	93,401	88,750
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.159s, 2036	180,000	55,146
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.519s, 2036	826,276	631,360
FRB Ser. 07-RZ1, Class A2, 0.489s, 2037	1,565,000	852,162
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.059s, 2035	443,914	308,292
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	61,018	6
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	233,390	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.979s, 2035	199,280	1,020
FRB Ser. 07-NC2, Class A2B, 0.469s, 2037	1,409,000	630,981
FRB Ser. 07-BR5, Class A2A, 0.459s, 2037	440,400	299,252
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.539s, 2036	1,730,000	656,109
FRB Ser. 06-FRE1, Class A2B, 0.509s, 2036	593,839	307,926
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.499s, 2036	758,000	570,804
FRB Ser. 06-3, Class A3, 0.489s, 2036	4,338,636	2,407,383
South Coast Funding 144A FRB Ser. 3A, Class A2,

1.574s, 2038 (In default) (NON)		460,000	2,300
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.589s, 2036		821,000	130,632
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		1,518,470	285,978
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,388,000	166,560
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.439s, 2037		4,479,511	2,922,881
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.649s, 2037		366,000	126,510
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 2.298s, 2044 (United Kingdom)		460,894	152,095

Total asset-backed securities (cost $110,996,461)			$78,619,831

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	$18,154,900	$1,622,501
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	18,154,900	908
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	81,441,400	5,463,904
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	81,441,400	144,966
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	32,698,500	2,014,882
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	6,562,900	612,647
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	6,562,900	263
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	4,375,200	396,787
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	4,375,200	175
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	32,698,500	1,849,100
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	8,209,700	279,376
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	8,209,700	240,298

Total purchased options outstanding (cost $7,764,086)			$12,625,807

MUNICIPAL BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$770,000	$857,272
IL State G.O. Bonds
4.421s, 1/1/15		410,000	410,000
4.071s, 1/1/14		1,220,000	1,228,894
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		795,000	611,093
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		675,000	695,021
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		1,970,000	1,460,991
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30		1,060,000	1,086,267

Total municipal bonds and notes (cost $6,896,757)			$6,349,538

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

First Data Corp. bank term loan FRN Ser. B1, 3.08s,
2014		$201,325	$175,237
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015		334,037	286,186
Intelsat Corp. bank term loan FRN Ser. B2, 3.033s, 2011		106,924	100,742
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.033s,

2013	106,957	100,774
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.033s,
2013	106,924	100,742
National Bedding Co. bank term loan FRN 2 3/8s, 2011	184,227	176,283
Polypore, Inc. bank term loan FRN Ser. B, 2.35s, 2014	394,410	375,676
SunGard Data Systems, Inc. bank term loan FRN 2.095s,
2014	9,266	8,747
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.003s, 2016	192,482	185,138

Total senior loans (cost $1,518,026)		$1,509,525

SHORT-TERM INVESTMENTS (42.7%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	401,929,849	$401,929,849
U.S. Treasury Bills for effective yields ranging from
0.23% to 0.29%, March 10, 2010 (SEG) (SEGSF)	$29,118,000	29,082,185
U.S. Treasury Bills for effective yields ranging from
0.18% to 0.26%, August 26, 2010 (SEG) (SEGSF)	57,997,000	57,987,919
U.S. Treasury Bill for an effective yield of 0.10%,
October 14, 2010 (SEGSF)	50,000,000	49,986,000
U.S. Treasury Bills for effective yields ranging from
0.23% to 0.40%, November 18, 2010 (SEG) (SEGSF)	57,644,000	57,617,484

Total short-term investments (cost $596,569,398)		$596,603,437

TOTAL INVESTMENTS

Total investments (cost $1,605,030,083)(b)		$1,698,076,100

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	2,576	$331,579,500	Sep-10	$5,684,217
U.S. Treasury Bond 30 yr (Long)	847	114,556,750	Sep-10	2,832,655
U.S. Treasury Note 2 yr (Long)	30	6,573,750	Sep-10	19,605
U.S. Treasury Note 5 yr (Short)	104	12,462,125	Sep-10	(148,973)
U.S. Treasury Note 10 yr (Long)	1,000	123,812,500	Sep-10	2,639,086

Total				$11,026,590

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $98,219,073) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$153,193,000	Aug-11/4.7	$865,540
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	153,193,000	Aug-11/4.7	19,218,062
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	15,331,000	Aug-11/4.55	112,836
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	15,331,000	Aug-11/4.55	1,735,776
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	23,047,000	Aug-11/4.475	189,677
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	23,047,000	Aug-11/4.475	2,475,248
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	72,092,340	Jan-12/4.72	840,597
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	72,092,340	Jan-12/4.72	8,361,991
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	28,270,700	Sep-10/4.02	2,681,476
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	28,270,700	Sep-10/4.02	1,696
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	32,698,500	Mar-11/4.7375	40,546
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,614,480	Feb-15/5.36	438,984
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,614,480	Feb-15/5.36	1,409,037
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	22,504,000	Jul-11/4.5475	142,900
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	22,504,000	Jul-11/4.5475	2,583,234
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	297,053
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	5,070,601
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	3,331,733
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	30,662,000	Aug-11/4.49	244,683
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	76,318,900	Oct-10/4.02	16,027
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	76,318,900	Oct-10/4.02	7,115,974
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	32,698,500	Mar-11/4.665	45,451
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	5,401,916
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	311,509
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	342,322
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	5,162,752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	341,975
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	9,354,121
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.8	1,273,631
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.8	14,651,567

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	132,117
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	2,899,242
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	32,662,920	Feb-15/5.27	1,201,828
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	32,662,920	Feb-15/5.27	3,493,922

Total			$101,786,024

TBA SALE COMMITMENTS OUTSTANDING at 7/31/10 (proceeds receivable $55,021,055) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, August 1, 2040	$54,000,000	8/12/10	$55,350,000

Total			$55,350,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$709,017,000		$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$10,510,557

69,886,000		201	7/23/12	3 month USD-LIBOR-BBA	0.80%	103,321

326,957,900		195,616	7/23/15	1.90%	3 month USD-LIBOR-BBA	(2,045,896)

296,609,800		(271,662)	7/23/20	3 month USD-LIBOR-BBA	2.96%	1,858,357

Barclays Bank PLC
20,273,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,949,259)

172,240,900		(344,233)	4/16/16	3.01%	3 month USD-LIBOR-BBA	(11,282,487)

57,600,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	265,653

Citibank, N.A.
2,279,200		(721)	6/28/19	3 month USD-LIBOR-BBA	3.04%	63,004

226,443,100		(61,314)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(3,958,812)

Credit Suisse International
113,842,400		(643,507)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(21,611,063)

Deutsche Bank AG
304,469,000		(443,648)	7/27/14	1.51%	3 month USD-LIBOR-BBA	(1,569,966)

250,770,700		587,455	7/27/20	3 month USD-LIBOR-BBA	2.94%	1,848,374

125,600,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,965,471

226,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	5,482,603

45,660,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	2,660,648

Goldman Sachs International
120,938,000		--	3/30/40	4.5375%	3 month USD-LIBOR-BBA	(20,800,958)

90,739,700		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	682,835

21,086,900		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	(94,647)

JPMorgan Chase Bank, N.A.
20,273,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,822,754)

90,739,700		--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	598,309

66,401,300		--	7/22/12	3 month USD-LIBOR-BBA	0.8075%	110,078

5,990,300		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(69,279)

278,053,300		553,998	7/16/15	2.14%	3 month USD-LIBOR-BBA	(4,722,912)

154,862,700		581,939	7/16/40	3.88%	3 month USD-LIBOR-BBA	(5,050,890)

514,638,700		--	7/20/12	3 month USD-LIBOR-BBA	0.84%	1,204,272

Total						$(47,625,441)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$984,607	$--	1/12/40	(4.00%)1 month	Synthetic TRS	$10,224
			USD-LIBOR	Index 4.00% 30
				year Fannie Mae
				pools

1,945,161	--	1/12/40	4.50% (1 month	Synthetic TRS	(27,642)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

941,925	--	1/12/40	(5.00%)1 month	Synthetic TRS	11,470
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

24,413,452	72,334	1/12/39	5.50% (1 month	Synthetic TRS	(161,816)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

24,487,657	27,759	1/12/39	6.00% (1 month	Synthetic TRS	(179,808)
			USD-LIBOR)	Index 6.00% 30
				year Fannie Mae
				pools

48,976,079	(23,497)	1/12/38	(6.50%) 1 month	Synthetic TRS	305,093
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

31,932,885	(82,679)	1/12/38	(6.50%) 1 month	Synthetic TRS	183,351
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

31,997,256	48,771	1/12/39	6.00% (1 month	Synthetic TRS	(254,015)
			USD-LIBOR)	Index 6.00% 30
				year Fannie Mae
				pools

22,640,679	--	1/12/38	(6.50%) 1 month	Synthetic TRS	123,870
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

22,615,437	--	1/12/39	5.50% (1 month	Synthetic TRS	(183,018)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

22,615,437	--	1/12/39	5.50% (1 month	Synthetic TRS	(183,018)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

22,640,679	--	1/12/38	(6.50%) 1 month	Synthetic TRS	123,870
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

1,825,396	--	1/12/39	5.50% (1 month	Synthetic TRS	(14,772)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Deutsche Bank AG
984,607	--	1/12/40	4.00% (1 month	Synthetic TRS	(10,224)
			USD-LIBOR)	Index 4.00% 30
				year Fannie Mae
				pools

1,945,161	--	1/12/40	(4.50%)1 month	Synthetic TRS	27,642
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

941,925	--	1/12/40	5.00% (1 month	Synthetic TRS	(11,470)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

Total					$(240,263)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	$--	$3,610,000	12/20/13	530 bp	$429,794

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	3,150,000	9/20/13	109 bp	(61,799)

Total						$367,995

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010.

Key to holding's currency abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,397,718,083.

(b) The aggregate identified cost on a tax basis is $1,635,127,263, resulting in gross unrealized appreciation and depreciation of $114,880,384 and $51,931,547, respectively, or net unrealized appreciation of $62,948,837.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $419,481 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $945,389,872 and $779,772,369, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $758,588,013 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately $437,800,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $1,954,900,000 on written options contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $80,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $7,607,500,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $24,200,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $147,042,210 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $139,637,182.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$78,619,831	$--

Corporate bonds and notes	--	287,009,537	--

Mortgage-backed securities	--	539,107,093	2,054,786

Municipal bonds and notes	--	6,349,538	--

Purchased options outstanding	--	12,625,807	--

Senior loans	--	1,509,525	--

U.S. Government and agency mortgage obligations	--	174,196,546	--

Short-term investments	401,929,849	194,673,588	--

Totals by level	$401,929,849	$1,294,091,465	$2,054,786

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$ 11,026,590	$--	$--

Written options	--	(101,786,024)	--

TBA sale commitments	--	(55,350,000)	--

Interest rate swap contracts	--	(47,779,565)	--

Total return swap contracts	--	(282,951)	--

Credit default contracts	--	367,995	--

Totals by level	$11,026,590	$(204,830,545)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$429,794	$61,799

Interest rate contracts	51,731,275	177,927,418

Total	$52,161,069	$177,989,217

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010